Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net income	R$ 17,542,153	R$ 14,502,765	R$ 21,456,770
Financial assets at fair value through other comprehensive income
- Net change in fair value	(9,562,432)	7,174,835	(5,720,405)
- Gains/(losses) reclassified to profit or loss	1,031,353	1,841,022	2,663,816
- Tax effect	3,611,789	(3,713,554)	1,359,598
Unrealized gains/(losses) on hedge
- Cash flow hedge	973,180	738,831	545,684
- Hedge of investment abroad	(833,498)	(5,799)	142,459
- Tax effect	(47,218)	(343,838)	(330,046)
Foreign exchange differences on translations of foreign operations
Foreign currency translation differences of foreign operations	417,975	11,915	(75,132)
Items that will not be reclassified to the consolidated statement of income
Net change in fair value of equity instruments at fair value through other comprehensive income	(2,225,375)	(956,499)	(1,255,620)
Tax effect	787,343	331,966	455,199
Other	2,436,465	(1,200,819)	2,501,729
Total other comprehensive income/(loss)	(3,410,418)	3,878,060	287,282
Total comprehensive income	14,131,735	18,380,825	21,744,052
Attributable to shareholders:
Shareholders of the parent	13,842,482	18,129,389	21,510,546
Non-controlling interests	R$ 289,253	R$ 251,436	R$ 233,506